                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-3984

                      (Investment Company Act File Number)

                      Federated International Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/06

             Date of Reporting Period:  Fiscal year ended 11/30/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated International Bond Fund

Established 1991

A Portfolio of Federated International Series, Inc.

16TH ANNUAL SHAREHOLDER REPORT

November 30, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.86	$12.63	$11.76	$10.06	$8.97
Income From Investment Operations:
Net investment income	0.21 [1]	0.24 [1]	0.27 [1]	0.31 [1]	0.30 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.51	(1.30)	1.36	1.93	0.79
TOTAL FROM INVESTMENT OPERATIONS	0.72	(1.06)	1.63	2.24	1.09
Less Distributions:
Distributions from net investment income	(0.46)	(0.71)	(0.76)	(0.54)	--
Net Asset Value, End of Period	$11.12	$10.86	$12.63	$11.76	$10.06
Total Return [2]	6.85%	(8.88)%	14.59%	23.25%	12.15%

Ratios to Average Net Assets:
Net expenses	0.90%	0.81%	0.90%	1.25%	1.73%
Net investment income	1.93%	2.05%	2.36%	2.80%	3.27%
Expense waiver/reimbursement [3]	0.75%	0.76%	0.78%	0.64%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$119,489	$118,261	$101,956	$88,753	$33,663
Portfolio turnover	95%	76%	80%	126%	208%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.58	$12.32	$11.51	$9.86	$8.86
Income From Investment Operations:
Net investment income	0.13 [1]	0.14 [1]	0.19 [1]	0.23 [1]	0.24 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.49	(1.26)	1.32	1.90	0.76
TOTAL FROM INVESTMENT OPERATIONS	0.62	(1.12)	1.51	2.13	1.00
Less Distributions:
Distributions from net investment income	(0.36)	(0.62)	(0.70)	(0.48)	--
Net Asset Value, End of Period	$10.84	$10.58	$12.32	$11.51	$9.86
Total Return [2]	6.02%	(9.60)%	13.80%	22.43%	11.29%

Ratios to Average Net Assets:
Net expenses	1.62%	1.62%	1.62%	1.97%	2.45%
Net investment income	1.21%	1.24%	1.64%	2.09%	2.58%
Expense waiver/reimbursement [3]	0.58%	0.50%	0.56%	0.42%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,529	$14,326	$17,727	$16,051	$9,433
Portfolio turnover	95%	76%	80%	126%	208%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.54	$12.29	$11.50	$9.86	$8.86
Income From Investment Operations:
Net investment income	0.13 [1]	0.14 [1]	0.18 [1]	0.23 [1]	0.24 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.49	(1.26)	1.32	1.90	0.76
TOTAL FROM INVESTMENT OPERATIONS	0.62	(1.12)	1.50	2.13	1.00
Less Distributions:
Distributions from net investment income	(0.37)	(0.63)	(0.71)	(0.49)	--
Net Asset Value, End of Period	$10.79	$10.54	$12.29	$11.50	$9.86
Total Return [2]	5.97%	(9.60)%	13.74%	22.51%	11.29%

Ratios to Average Net Assets:
Net expenses	1.62%	1.62%	1.62%	1.97%	2.45%
Net investment income	1.21%	1.24%	1.64%	2.10%	2.57%
Expense waiver/reimbursement [3]	0.58%	0.50%	0.56%	0.42%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,149	$36,432	$36,885	$23,051	$5,841
Portfolio turnover	95%	76%	80%	126%	208%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2006	Ending Account Value 11/30/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,019.20	$4.56
Class B Shares	$1,000	$1,015.90	$8.19
Class C Shares	$1,000	$1,015.10	$8.18
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.56	$4.56
Class B Shares	$1,000	$1,016.95	$8.19
Class C Shares	$1,000	$1,016.95	$8.19

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.62%
Class C Shares	1.62%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value (NAV), for the 12-month reporting period was 6.85% for Class A Shares, 6.02% for Class B Shares, and 5.97% for Class C Shares. The total return of the fund's benchmark, J.P. Morgan Global Government Bond (non-U.S.) Index (unhedged) ("JPMGXUS"), 1 was 10.37% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the JPMGXUS.

During the 12-month reporting period, the most significant factors which affected the fund's performance relative to the JPMGXUS were: (1) the allocation of the portfolio among similar securities denominated in different currencies (referred to as "currency"); 2 (2) the selection of securities that pay the highest income (referred to as yield); 3 and (3) in selection of securities to take advantage of changes in interest rates (referred to as duration). 4 Overall, the negative impact of currency positioning was significantly higher than the positive impact of yield and duration relative to the fund's benchmark.

1 The JPMGXUS is the standard unmanaged foreign securities index representing major government bond markets. Investments cannot be made in an index.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

CURRENCY

During the reporting period, as compared to the JPMGXUS, the fund was overweighted in currency exposure in the Australian Dollar, Norwegian Krona, British Pound, and the Japanese Yen. Also during the 12-month reporting period, fund management was underweighted currency exposure to the Euro, and the Danish Krone. Almost all currency positions, as compared to the JPMGXUS, contributed positively to relative return, except for the under weight Euro and the overweight in Yen which had a large negative impact on performance relative to the JPMGXUS.

YIELD

Throughout the reporting period, relative to the JPMGXUS, fund management allocated a larger percentage of the fund securities to higher yielding assets. These included, but were not limited to, allocation to Australia, Mexico, United Kingdom, and various corporate bonds. This yield strategy helped fund performance relative to the JPMGXUS.

DURATION

The European Central Bank began increasing interest rates in December 2005 and continued such interest rate increases during the reporting period. At the same time, the Bank of Japan was contemplating the end of their quantitative easing policy, which was widely viewed as a prelude to an interest rate hiking cycle. As a result, the Fund's shorter duration investments in both the European and Japanese markets contributed positively to the fund's performance relative to the JPMGXUS during the 12-month reporting period.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated International Bond Fund (Class A Shares) (the "Fund") from November 30, 1996 to November 30, 2006, compared to the J.P. Morgan Global Government Bond (non U.S.) Index (unhedged) (JPMGXUS). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2006
1 Year	2.06%
5 Years	8.06%
10 Years	2.90%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated International Bond Fund (Class B Shares) (the "Fund") from November 30, 1996 to November 30, 2006, compared to the J.P. Morgan Global Government Bond (non U.S.) Index (unhedged) (JPMGXUS). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2006
1 Year	0.52%
5 Years	7.95%
10 Years	2.78%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated International Bond Fund (Class C Shares) (the "Fund") from November 30, 1996 to November 30, 2006, compared to the J.P. Morgan Global Government Bond (non U.S.) Index (unhedged) (JPMGXUS). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2006
1 Year	3.89%
5 Years	8.02%
10 Years	2.51%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the maximum contingent deferred sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At November 30, 2006, the Fund's issuer country and currency exposure composition 1 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets	Currency Exposure as a Percentage of Total Net Assets
Germany	14.0%	0.0%
France	12.5%	0.0%
United States [2]	12.5%	0.0%
United Kingdom	12.2%	8.7%
Italy	7.6%	0.0%
Netherlands	6.3%	0.0%
Austria	5.8%	0.0%
Luxembourg	5.0%	0.0%
Canada	4.8%	1.8%
Belgium	4.6%	0.0%
Norway	4.6%	1.9%
Japan	4.1%	69.6%
Ireland	3.1%	0.0%
Australia	1.0%	1.0%
Denmark	0.6%	0.0%
Euro	0.0%	12.8%
Sweden	0.0%	1.5%
Switzerland	0.0%	1.4%
Cash Equivalents [3]	0.6%	0.6%
Other Assets and Liabilities--Net [4]	0.7%	0.7%
TOTAL	100.0%	100.0%

1 This table depicts the Fund's exposure to various countries and currencies through its investment in foreign fixed-income securities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") has registered the security. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.

2 Consists of non-U.S. dollar denominated fixed-income securities issued by an entity domiciled in the United States.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2006

Foreign Currency Par Amount or Principal Amount		Value in U.S. Dollars
	BONDS--98.7%
	AUSTRALIAN DOLLAR--1.0%
	State/Provincial--1.0%
$2,100,000	New South Wales, State of, Local Gov't. Guarantee, (Series 12RG), 6.00%, 5/1/2012	$1,649,340
	BRITISH POUND--8.7%
	Retailers--1.2%
1,000,000	Wal-Mart Stores, Inc., 4.75%, 1/29/2013	1,932,036
	Sovereign--7.5%
2,000,000	United Kingdom, Government of, 4.75%, 3/7/2020	4,056,629
2,100,000	United Kingdom, Government of, Bond, 4.00%, 3/7/2009	4,044,108
2,000,000	United Kingdom, Government of, Bond, 5.00%, 9/7/2014	4,035,289
	TOTAL	12,136,026
	TOTAL BRITISH POUND	14,068,062
	CANADIAN DOLLAR--1.8%
	Sovereign--1.8%
3,270,000	Canada, Government of, 4.25%, 12/1/2008	2,883,888
	EURO--47.4%
	Banking--3.0%
700,000	Danske Bank A/S, (Series EMTN), 4.10%, 3/16/2018	919,583
1,500,000	Hypovereinsbank LUX, 4.39075%, 12/18/2008	2,035,792
1,200,000	Landesbank Schleswig-Holstein, Note, 7.4075%, 6/29/2049	1,829,114
	TOTAL	4,784,489
	Cable & Wireless Television--1.2%
1,475,000	Hellenic Telecommunication Organization SA, Company Guarantee, (Series REGS), 6.125%, 2/7/2007	1,960,840
	Chemicals & Plastics--1.9%
2,300,000	Koninklijke DSM NV, Sr. Unsub., (Series EMTN), 6.375%, 12/7/2007	3,117,588
	Electronics--2.5%
3,000,000	Philips Electronics NV, Sr. Unsub., 5.75%, 5/16/2008	4,069,597
	Industrial Products & Equipment--2.6%
3,200,000	Tyco International Group SA, Company Guarantee, 6.125%, 4/4/2007	4,265,893
	Oil & Gas--1.2%
1,400,000	Pemex Project Funding Master, (Series REGS), 7.75%, 8/2/2007	1,898,218
Foreign Currency Par Amount or Principal Amount		Value in U.S. Dollars
	BONDS--continued
	EURO--continued
	Sovereign--29.7%
$3,200,000	Belgium, Government of, 5.00%, 3/28/2035	$5,032,109
1,650,000	Belgium, Government of, Bond, 5.50%, 9/28/2017	2,525,193
2,750,000	Bundesschatzanweisungen, Bond, 3.50%, 9/12/2008	3,631,039
3,100,000	Buoni Poliennali Del Tes, 4.25%, 8/1/2013	4,221,672
4,100,000	France, Government of, 4.00%, 4/25/2013	5,538,978
1,800,000	France, Government of, Bond, 4.00%, 4/25/2055	2,470,078
2,275,000	France, Government of, Bond, 4.25%, 4/25/2019	3,161,072
2,800,000	France, Government of, O.A.T., 5.00%, 10/25/2016	4,099,024
3,900,000	Germany, Government of, 4.75%, 7/4/2028	5,835,587
2,500,000	Germany, Government of, Bond, 4.125%, 7/4/2008	3,334,053
1,450,000	Germany, Government of, Bond, 5.25%, 7/4/2010	2,020,645
1,105,000	Germany, Government of, Bond, 5.50%, 1/4/2031	1,833,225
3,000,000	Italy, Government of, Sr. Unsub., 5.00%, 8/1/2034	4,529,279
	TOTAL	48,231,954
	Supranational--0.3%
310,000	Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009	433,416
	Telecommunications & Cellular--5.0%
1,500,000	Deutsche Telekom AG, Company Guarantee, 6.625%, 7/11/2011	2,191,635
1,900,000	France Telecommunications, Bond, (Series REGS), 6.75%, 3/14/2008	2,600,435
2,500,000	MMO2 PLC, Sr. Unsub., (Series EMTN), 6.375%, 1/25/2007	3,321,978
	TOTAL	8,114,048
	TOTAL EURO	76,876,043
	JAPANESE YEN--35.0%
	Banking--20.3%
94,000,000	Bank Nederlandse Gemeenten, Sr. Unsub., 0.80%, 9/22/2008	813,441
200,000,000	Bayerische Landesbank, Sr. Note, (Series EMTN), 1.40%, 4/22/2013	1,730,465
290,000,000	Cie Financement Foncier, Collateral Trust, (Series EMTN), 0.60%, 3/23/2010	2,468,965
460,000,000	DePfa ACS Bank, Collateral Trust, 0.75%, 9/22/2008	3,977,487
120,000,000	DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016	1,027,290
500,000,000	European Investment Bank, 1.40%, 6/20/2017	4,206,730
580,000,000	KFW International Finance, 1.75%, 3/23/2010	5,142,612
Foreign Currency Par Amount or Principal Amount		Value in U.S. Dollars
	BONDS--continued
	JAPANESE YEN--continued
	Banking--continued
$495,000,000	Landwirtschaftliche Rentenbank, Foreign Gov't. Guarantee, (Series EMTN), 1.375%, 4/25/2013	$4,276,273
555,000,000	OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	4,928,858
500,000,000	Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN), 1.60%, 2/15/2011	4,394,627
	TOTAL	32,966,748
	Finance--2.6%
500,000,000	General Electric Capital Corp., Sr. Unsub., (Series EMTN), 1.00%, 3/21/2012	4,217,960
	Financial Intermediaries--2.8%
500,000,000	Eksportfinans, Bond, 1.80%, 6/21/2010	4,436,525
	Sovereign--5.7%
400,000,000	Italy, Government of, Bond, 1.80%, 2/23/2010	3,539,026
265,000,000	Japan, Government of, Bond, 0.50%, 6/20/2013	2,167,226
425,000,000	Japan, Government of, Bond, 0.80%, 3/20/2013	3,553,974
	TOTAL	9,260,226
	State/Provincial--3.0%
550,000,000	Ontario, Province of, Note, (Series EMTN), 1.875%, 1/25/2010	4,889,206
	Supranational--0.6%
113,000,000	Inter-American Development Bank, 1.90%, 7/8/2009	1,003,582
	TOTAL JAPANESE YEN	56,774,247
	NORWEGIAN KRONE--1.9%
	Sovereign--1.9%
18,000,000	Norway, Government of, 5.50%, 5/15/2009	3,012,760
	SWEDISH KRONA--1.5%
	Sovereign--1.5%
16,100,000	Sweden, Government of, 4.50%, 8/12/2015	2,506,666
	SWISS FRANC--1.4%
	Brokerage--1.4%
2,700,000	Credit Suisse First Boston (Europe) Ltd., London, Jr. Sub. Note, 4.375%, 7/29/2049	2,281,167
	TOTAL BONDS (IDENTIFIED COST $159,885,239)	160,052,173
Principal Amount		Value in U.S. Dollars
	REPURCHASE AGREEMENT--0.6%
$947,000	Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 11/30/2006, under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358. (AT COST)	$947,000
	TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $160,832,239) [1]	160,999,173
	OTHER ASSETS AND LIABILITIES - NET--0.7%	1,167,409
	TOTAL NET ASSETS--100%	$162,166,582

1 The cost of investments for federal tax purposes amounts to $162,445,747.

At November 30, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/1/2006	9,763 Australian Dollar	$ 7,659	$ 7,703	$ 44
12/8/2006	6,483,539,100 Japanese Yen	$55,595,431	$56,072,006	$ 476,575
Contracts Sold:
12/8/2006	44,130,926 Euro	$55,595,430	$ 58,467,347	$(2,871,917)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(2,395,298)

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2006

Assets:
Total investments in securities, at value (identified cost $160,832,239)		$160,999,173
Cash		83
Cash denominated in foreign currency (identified cost $458,293)		474,390
Income receivable		2,744,660
Receivable for investments sold		18,305,197
Receivable for shares sold		836,013
Receivable for foreign currency exchange contracts		476,619
TOTAL ASSETS		183,836,135
Liabilities:
Payable for investments purchased	$18,359,906
Payable for shares redeemed	253,946
Payable for foreign currency exchange contracts	2,871,917
Payable for distribution services fee (Note 5)	32,036
Payable for shareholder services fee (Note 5)	26,572
Accrued expenses	125,176
TOTAL LIABILITIES		21,669,553
Net assets for 14,699,140 shares outstanding		$162,166,582
Net Assets Consist of:
Paid-in capital		$164,055,248
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(2,078,668)
Accumulated net realized loss on investments, options and foreign currency transactions		(4,295,357)
Undistributed net investment income		4,485,359
TOTAL NET ASSETS		$162,166,582
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($119,488,543 ÷ 10,748,610 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$11.12
Offering price per share (100/95.50 of $11.12) [1]		$11.64
Redemption proceeds per share		$11.12
Class B Shares:
Net asset value per share ($11,529,217 ÷ 1,063,794 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.84
Offering price per share		$10.84
Redemption proceeds per share (94.50/100 of $10.84) [1]		$10.24
Class C Shares:
Net asset value per share ($31,148,822 ÷ 2,886,736 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.79
Offering price per share (100/99.00 of $10.79) [1]		$10.90
Redemption proceeds per share (99.00/100 of $10.79) [1]		$10.68

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2006

Investment Income:
Interest			$4,570,949
Expenses:
Investment adviser fee (Note 5)		$1,209,569
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		56,592
Transfer and dividend disbursing agent fees and expenses		225,607
Directors'/Trustees' fees		6,649
Auditing fees		24,431
Legal fees		8,479
Portfolio accounting fees		58,538
Distribution services fee--Class A Shares (Note 5)		288,141
Distribution services fee--Class B Shares (Note 5)		93,254
Distribution services fee--Class C Shares (Note 5)		251,893
Shareholder services fee--Class A Shares (Note 5)		233,483
Shareholder services fee--Class B Shares (Note 5)		31,085
Shareholder services fee--Class C Shares (Note 5)		83,499
Share registration costs		57,251
Printing and postage		37,793
Insurance premiums		7,516
Taxes		9,996
Interest expense		3,233
Miscellaneous		5,481
TOTAL EXPENSES		2,922,490
Waivers (Note 5):
Waiver of investment adviser fee	$(889,999)
Waiver of administrative personnel and services fee	(43,388)
Waiver of distribution services fee--Class A Shares	(198,956)
TOTAL WAIVERS		(1,132,343)
Net expenses			1,790,147
Net investment income			2,780,802
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions			105,474
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			7,657,813
Net realized and unrealized gain on investments, options and foreign currency transactions			7,763,287
Change in net assets resulting from operations			$10,544,089

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,780,802	$3,185,359
Net realized gain on investments, options and foreign currency transactions	105,474	6,186,900
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,657,813	(26,817,209)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,544,089	(17,444,950)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,182,493)	(5,684,738)
Class B Shares	(486,910)	(820,104)
Class C Shares	(1,232,544)	(1,895,665)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,901,947)	(8,400,507)
Share Transactions:
Proceeds from sale of shares	110,193,277	110,874,946
Net asset value of shares issued to shareholders in payment of distributions declared	3,849,875	4,860,849
Cost of shares redeemed	(124,537,164)	(77,439,516)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,494,012)	38,296,279
Change in net assets	(6,851,870)	12,450,822
Net Assets:
Beginning of period	169,018,452	156,567,630
End of period (including undistributed net investment income of $4,485,359 and $7,606,392, respectively)	$162,166,582	$169,018,452

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2006

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at year end, if any, are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,206,208	$98,616,762	7,484,811	$87,740,731
Shares issued to shareholders in payment of distributions declared	255,162	2,712,369	259,793	3,096,734
Shares redeemed	(9,598,047)	(102,821,625)	(4,931,033)	(57,126,693)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(136,677)	$(1,492,494)	2,813,571	$33,710,772

Year Ended November 30	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	200,737	$2,117,917	483,403	$5,599,362
Shares issued to shareholders in payment of distributions declared	35,451	370,107	49,370	577,631
Shares redeemed	(526,489)	(5,531,284)	(617,854)	(7,113,474)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(290,301)	$(3,043,260)	(85,081)	$(936,481)

Year Ended November 30	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	904,710	$9,458,598	1,523,745	$17,534,853
Shares issued to shareholders in payment of distributions declared	73,788	767,399	101,844	1,186,484
Shares redeemed	(1,548,258)	(16,184,255)	(1,170,552)	(13,199,349)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(569,760)	$(5,958,258)	455,037	$5,521,988
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(996,738)	$(10,494,012)	3,183,527	$38,296,279

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, reclass of gain/loss on foreign currency exchange contracts, reclass of option gain/loss to ordinary income and discount accretion/premium amortization on debt securities.

For the year ended November 30, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Loss
$1,000,112	$(1,000,112)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$6,901,947	$8,400,507

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,095,872
Net unrealized depreciation	$(1,296,835)
Capital loss carryforward	$(2,687,703)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At November 30, 2006, the cost of investments for federal tax purposes was $162,445,747. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,446,574. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,477,008 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,923,582.

At November 30, 2006, the Fund had a capital loss carryforward of $2,687,703 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 379,152
2009	$1,210,965
2010	$ 171,598
2014	$ 925,988

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. For the year ended November 30, 2006, the Adviser voluntarily waived $889,999 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended November 30, 2006, the net fee paid to FAS was 0.116% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the year ended November 30, 2006, FSC voluntarily waived $198,956 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2006, FSC retained $184,144 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2006, FSC retained $16,875 in sales charges from the sale of Class A Shares. FSC also retained $7,385 of contingent deferred sales charges relating to redemptions of Class A Shares and $3,146 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended November 30, 2006, FSSC received $11,746 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and /or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.90%, 1.62% and 1.62%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2006, were as follows:

Purchases	$150,004,223
Sales	$167,775,317

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2006, there were no outstanding loans. During the year ended November 30, 2006, the maximum outstanding borrowing was $2,229,000. The Fund had an average outstanding daily balance of $999,824 with a high and low interest rate of 5.00% and 4.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled $3,233 for the year ended November 30, 2006.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED INTERNATIONAL SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated International Bond Fund (the "Fund"), one of the portfolios constituting Federated International Series, Inc., including the portfolio of investments, as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Bond Fund, a portfolio of Federated International Series, Inc., at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2007

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Corporation comprised two portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: March 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1984	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: January 2000	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 2000	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: March 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA DIRECTOR Began serving: March 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Began Serving	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: March 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: March 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Corporation Date Began Serving	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: January 2003	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Began serving: May 2005	Principal Occupations : Ihab Salib is Vice President of the Corporation. Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader /Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated International Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

3010401 (1/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Equity Fund

Established 1984

A Portfolio of Federated International Series, Inc.

23RD ANNUAL SHAREHOLDER REPORT

November 30, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$18.10		$16.97		$14.51		$12.14		$14.92
Income From Investment Operations:
Net investment income (loss)	(0.04	) [1]	0.07	[1]	(0.03	) [1]	0.04	[1]	(0.01	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.30		1.06		2.50		2.33		(2.77)
TOTAL FROM INVESTMENT OPERATIONS	4.26		1.13		2.47		2.37		(2.78)
Less Distributions:
Distributions from net investment income	--		--		(0.01)		--		--
Net Asset Value, End of Period	$22.36		$18.10		$16.97		$14.51		$12.14
Total Return [2]	23.54%		6.66	% [3]	17.02	% [4]	19.52%		(18.63)%

Ratios to Average Net Assets:
Net expenses	1.73%		1.71	% [5]	1.82	% [5]	1.79	% [5]	1.72	% [5]
Net investment income (loss)	(0.20)%		0.42%		(0.19)%		0.35%		(0.05)%
Expense waiver/reimbursement [6]	0.00	% [7]	0.05%		0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$197,189		$194,192		$219,439		$210,332		$264,843
Portfolio turnover	79%		113%		74%		150%		103%
Redemption fees consisted of the following per share amounts	$0.00	[8]	$0.00	[8]	$0.00	[8]	--		--

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.06% on the total return. (See Notes to Financial Statements, Note 5.)

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.71%, 1.82%, 1.79% and 1.72% for the years ended November 30, 2005, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$16.33		$15.44		$13.30		$11.22		$13.89
Income From Investment Operations:
Net investment income (loss)	(0.18	) [1]	(0.06	) [1]	(0.14	) [1]	(0.04	) [1]	(0.10	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.87		0.95		2.28		2.12		(2.57)
TOTAL FROM INVESTMENT OPERATIONS	3.69		0.89		2.14		2.08		(2.67)
Net Asset Value, End of Period	$20.02		$16.33		$15.44		$13.30		$11.22
Total Return [2]	22.60%		5.76%		16.09%		18.54%		(19.22)%

Ratios to Average Net Assets:
Net expenses	2.49%		2.52	% [3]	2.57	% [3]	2.54	% [3]	2.47	% [3]
Net investment income (loss)	(0.95)%		(0.39)%		(0.95)%		(0.40)%		(0.79)%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$32,784		$34,732		$39,549		$39,772		$41,084
Portfolio turnover	79%		113%		74%		150%		103%
Redemption fees consisted of the following per share amounts	$0.00	[6]	$0.00	[6]	$0.00	[6]	--		--

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.52%, 2.57%, 2.54% and 2.47% for the years ended November 30, 2005, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

4 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$16.10		$15.24		$13.12		$11.06		$13.70
Income From Investment Operations:
Net investment income (loss)	(0.18	) [1]	(0.06	) [1]	(0.13	) [1]	(0.04	) [1]	(0.10	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.82		0.92		2.25		2.10		(2.54)
TOTAL FROM INVESTMENT OPERATIONS	3.64		0.86		2.12		2.06		(2.64)
Net Asset Value, End of Period	$19.74		$16.10		$15.24		$13.12		$11.06
Total Return [2]	22.61%		5.64%		16.16%		18.63%		(19.27)%

Ratios to Average Net Assets:
Net expenses	2.49%		2.52	% [3]	2.57	% [3]	2.54	% [3]	2.47	% [3]
Net investment income (loss)	(0.96)%		(0.38)%		(0.98)%		(0.40)%		(0.79)%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$65,796		$58,892		$64,211		$66,305		$56,214
Portfolio turnover	79%		113%		74%		150%		103%
Redemption fees consisted of the following per share amounts	$0.00	[6]	$0.00	[6]	$0.00	[6]	--		--

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.52%, 2.57%, 2.54% and 2.47% for the years ended November 30, 2005, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

4 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2006	Ending Account Value 11/30/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,072.40	$ 8.88
Class B Shares	$1,000	$1,068.30	$12.86
Class C Shares	$1,000	$1,068.70	$12.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.50	$ 8.64
Class B Shares	$1,000	$1,012.63	$12.51
Class C Shares	$1,000	$1,012.68	$12.46

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.71%
Class B Shares	2.48%
Class C Shares	2.47%

Management's Discussion of Fund Performance

The fund's total returns for the fiscal year ended November 30, 2006, based on net asset value, were 23.54% for Class A Shares, 22.60% for Class B Shares and 22.61% for Class C Shares. The total return of the fund's benchmark, the Morgan Stanley International Europe, Australasia and Far East Growth Index (MSCI EAFE GI) 1 was 25.29% for the same 12-month reporting period. The fund's total returns for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Index.

The following discussion will focus on the performance of the fund's Class A Shares.

MARKET OVERVIEW

International equity markets, as measured by the MSCI EAFE GI, climbed steadily higher, except for the approximate 19% correction in May and June, for most of the Fund's fiscal year. On a regional basis, the emerging markets asset class was the top performer, as per the MSCI Emerging Markets Growth Index, 2 which climbed 34.42%. The MSCI Europe Growth Index 3 returned 31.19%. The worst performing region was Japan, which gained 8.44%, according to the MSCI Japan Growth Index. 4

The U.S. dollar weakened against both the euro and the yen. The yen gained 4.01% and euro climbed 12.8%. On the commodity front, crude oil, nickel, copper, and gold 5 hit new highs. Crude oil rose 7.5%, nickel soared 172.67%, copper climbed 91.75%, and gold returned 12.8%.

1 The MSCI-EAFE GI is a standard unmanaged foreign securities index representing a subset of the MSCI Global Growth Index designed to measure developed market equity performance, excluding the United States and Canada. The MSCI-EAFE GI seeks to measure developed market securities classified as growth by MSCI. MSCI-EAFE GI returns are denominated in U.S. dollars. Investments cannot be made in an index.

2 The MSCI Emerging Markets Growth Index is an unmanaged index reflecting approximately 60% of the market capitalization, by industry, in each of 26 emerging market countries. Investments cannot be made in an index.

3 The MSCI Europe Growth Index is an unmanaged, market value-weighted average of the performance of over 500 securities listed on the stock exchanges of 15 countries in the European region. Investments cannot be made in an index.

4 The MSCI Japan Growth Index is an unmanaged index of approximately 300 foreign stock prices, and reflects the common stock prices of the index companies translated into U.S. dollars, assuming reinvestment of all dividends paid by the index stocks net of any applicable foreign taxes. Investments cannot be made in an index.

5 Investments in gold and other precious metals may be subject to additional risks.

FUND PERFORMANCE

Key drivers of the fund's 23.54% performance were a number of significant stock positions which rose more than 30%, including Diageo (+37%), a global spirits producer, Shire Pharmaceutical (+64%), a UK pharmaceutical company, Advantest (+32%), a Japanese semiconductor equipment manufacturer, Allianz (+36%), a German insurance company, and Banco Santander (+47%), a Spanish bank.

Relative to the MSCI EAFE Growth Index, the fund's performance lagged. The key drivers here were strong stock selection, particularly in Japan, offset by the fund's underweight in European equities and the European currency, both of which led the index in 2006.

Stock selection in Japan was helped by key picks Advantest (+32%), Terumo (+45%), Takeda Pharmaceutical (+21%), Skylark (+36%), and Nikon (+36%). Advantest benefited when orders for its leading semiconductor test equipment were surprisingly strong. Terumo benefited from continued growth of its market leading medical equipment, particularly in Japan where the market for this equipment is growing. Takeda rose as investors better appreciated the value of its longer term drug pipeline. Skylark appreciated as its domestic restaurant business began to improve, and then was the subject of a management led stock buyout. Nikon benefited from strength in both its high end SLR digital camera division as well as its improving competitive position in semiconductor equipment.

Other stocks which helped performance included: Tenaris SA, an Argentinean supplier of seamless pipe to the oil and gas industry, which soared on higher than expected demand and pricing for its pipes; Petroleo Brasileiro SA, Brazil's largest oil/gas company, which climbed on better than expected production growth; and Fomento Economico Mexicano SA, a Mexican beer and soft drink producer, soared on better than expected Latin American consumption trends.

The fund's underweight in Europe and the Euro was the primary driver of weak relative results versus the fund's benchmark. Overall, most European markets rose over 15% in local terms, and added another 12.8% in currency (Euro) appreciation. European equities were positively impacted by positive news on the mergers and acquisitions front, high levels of global liquidity, and better than anticipated economic and corporate earnings growth. The Euro benefited primarily from growing concerns of foreign central banks about the outlook for the U.S. dollar given the substantial U.S. current account and fiscal deficits.

Individual stocks contributing positively to the benchmark index's performance and contributing to the fund's underperformance in Europe because they were not held by the Fund included: RWE AG, a German utility, gained strongly on industry consolidation speculation; Schering AG, a German pharmaceutical company, gained on the back of being acquired by Bayer AG; Sanpaoli Imi Spa and Banca Intesa Spa, which were not owned and climbed more than 50% on Italian consolidation expectations; and Telefonica SA, which climbed on better than expected cellular growth and profitability. In Japan, Mitsubishi UFJ Financial Group (3.6% of net assets) and Mizuho Financial Group (2.3% of net assets) fell more than 8%, which stemmed from slower than expected net interest margin recovery. Mitsubishi Corp, a trading company that was sold during the reporting period, fell on price weakness in certain commodities. Aisin Seiki Co., an auto components supplier, fell on escalating raw material costs. Sundrug Co. (1.2% of net assets), operates a drug store chain, fell on lower than expected sales and new store completions.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Equity Fund (Class A Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2006
1 Year	16.76%
5 Years	7.22%
10 Years	5.85%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Equity Fund (Class B Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2006
1 Year	17.10%
5 Years	7.28%
10 Years	5.79%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Equity Fund (Class C Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2006
1 Year	20.41%
5 Years	7.36%
10 Years	5.53%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2006, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	23.8%
United Kingdom	20.6%
Switzerland	11.8%
France	11.5%
Canada	7.0%
Germany	6.1%
Netherlands	4.5%
United States	3.9%
Korea	2.1%
Bermuda	1.7%
Spain	1.7%
Finland	1.5%
Brazil	1.2%
Italy	1.0%
Russia	0.9%
China	0.6%
Cash Equivalents [2]	0.2%
Other Assets and Liabilities--Net [3]	(0.1)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At November 30, 2006, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	21.7%
Health Care	12.9%
Consumer Discretionary	11.8%
Industrials	11.1%
Information Technology	11.1%
Consumer Staples	10.9%
Energy	10.9%
Materials	8.5%
Telecommunication Services	1.0%
Cash Equivalents [2]	0.2%
Other Assets and Liabilities--Net [3]	(0.1)%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

November 30, 2006

Shares			Value in U.S. Dollars
		COMMON STOCKS--99.9%
		Bermuda--1.7%
67,000	[1]	Central European Media Enterprises Ltd., Class A	$4,923,160
		Brazil--1.2%
155,200		Companhia Vale Do Rio Doce, ADR	3,654,960
		Canada--7.0%
123,300		EnCana Corp.	6,408,728
67,938		Goldcorp, Inc., Class A	2,117,627
459,000	[1]	Kinross Gold Corp.	5,763,373
376,100		Talisman Energy, Inc.	6,313,066
		TOTAL	20,602,794
		China--0.6%
3,297,000	[1]	Industrial & Commercial Bank of China	1,665,719
		Finland--1.5%
221,050		Nokia Oyj	4,446,838
		France--11.5%
99,300		AXA	3,761,129
57,900		Accor SA	4,209,727
26,100		BNP Paribas SA	2,811,908
67,500		Carrefour SA	4,220,275
88,517	[1]	Neuf Cegetel	2,921,311
30,900		Schneider Electric SA	3,345,409
100,815		Technip SA	7,062,913
149,400		Vivendi SA	5,747,775
		TOTAL	34,080,447
		Germany, Federal Republic of--6.1%
33,400		Allianz SE	6,500,085
22,347		SAP AG	4,671,909
72,900		Siemens AG	6,938,701
		TOTAL	18,110,695
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Italy--1.0%
308,887		Davide Campari - Milano SpA	$3,084,423
		Japan--23.8%
101,900		Advantest Corp.	5,334,664
407		East Japan Railway Co.	2,855,030
300,200		iShares MSCI Japan	4,145,762
150,600		JSR Corp.	3,772,969
163,000		Mitsubishi Estate Co. Ltd.	4,027,299
834		Mitsubishi UFJ Financial Group, Inc.	10,663,211
911		Mizuho Financial Group, Inc.	6,705,300
33,800		Nidec Corp.	2,642,564
256,600		Nissan Motor Co. Ltd.	3,130,052
70,000		Nitori Co.	3,035,722
265,500		Nomura Holdings, Inc.	4,656,084
33,100		SMC Corp.	4,543,726
198,300		Sumitomo Electric Industries	3,146,966
154,000		Sundrug Co. Ltd.	3,412,466
287,000		Tokuyama Corp.	3,843,030
96,300		Tokyo Seimitsu Co. Ltd.	4,459,142
		TOTAL	70,373,987
		Korea, Republic of--2.1%
8,998		Samsung Electronics Co.	6,177,139
		Netherlands--4.5%
99,600		ING Groep NV	4,246,033
78,300		Koninklijke Numico NV	4,036,911
139,518		Philips Electronics NV	5,190,211
		TOTAL	13,473,155
		Russia--0.9%
89,500	[1]	OAO TMK, GDR	2,640,250
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Spain--1.7%
275,400		Banco Santander Central Hispano, SA	$5,000,396
		Switzerland--11.8%
69,900		Adecco SA	4,631,225
96,500		Credit Suisse Group	6,381,529
17,748		Nestle SA	6,264,523
185,707		Novartis AG	10,824,127
37,198		Roche Holding AG	6,720,099
		TOTAL	34,821,503
		United Kingdom--20.6%
2,102,600		ARM Holdings PLC	4,959,820
67,800		AstraZeneca PLC	3,931,694
396,300		BP PLC	4,471,611
733,600		Britvic	3,374,452
417,848		Diageo PLC	8,020,817
478,800	[1]	GlaxoSmithKline PLC	12,715,619
112,430		Rio Tinto PLC	6,000,398
101,747		Royal Bank of Scotland PLC, Edinburgh	3,684,167
192,800		Shire PLC	3,861,973
273,400		Smiths Industries	4,882,603
389,238		WPP Group PLC	5,164,723
		TOTAL	61,067,877
		United States--3.9%
100	[1]	Interpublic Group Cos., Inc.	1,197
142,300		NTL, Inc.	3,428,007
103,700	[1]	Transocean Sedco Forex, Inc.	8,083,415
		TOTAL	11,512,619
		TOTAL COMMON STOCKS (IDENTIFIED COST $245,031,874)	295,635,962
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--0.2%
$529,000		Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358. (AT COST)	$529,000
		TOTAL INVESTMENTS--100.1% (IDENTIFIED COST $245,560,874) [2]	296,164,962
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(395,611)
		TOTAL NET ASSETS--100%	$295,769,351

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $245,595,168.

At November 30, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Purchased:
5/7/2007	11,426,820 Euro	$14,644,269	$15,237,139	$592,870
12/4/2006	980,985 Great Britain Pounds	$1,920,278	$1,928,370	$8,092
NET UNREALIZED APPRECIATION OF FOREIGN EXCHANGE CONTRACTS				$600,962

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2006

Assets:
Total investments in securities, at value (identified cost $245,560,874)		$296,164,962
Cash		1,648,392
Cash denominated in foreign currencies (identified cost $24,847)		24,834
Income receivable		509,864
Receivable for investments sold		2,896,248
Receivable for shares sold		262,119
Receivable for foreign currency exchange contracts		600,962
TOTAL ASSETS		302,107,381
Liabilities:
Payable for investments purchased	$4,591,883
Payable for shares redeemed	1,268,571
Payable for distribution services fee (Note 5)	59,539
Payable for shareholder services fee (Note 5)	61,077
Accrued expenses	356,960
TOTAL LIABILITIES		6,338,030
Net assets for 13,789,012 shares outstanding		$295,769,351
Net Assets Consist of:
Paid-in capital		$383,032,661
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		51,227,978
Accumulated net realized loss on investments and foreign currency transactions		(137,898,419)
Accumulated net investment income (loss)		(592,869)
TOTAL NET ASSETS		$295,769,351
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($197,189,052 ÷ 8,818,072 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$22.36
Offering price per share (100/94.50 of $22.36) [1]		$23.66
Redemption proceeds per share (98.00/100 of $22.36) [1]		$21.91
Class B Shares:
Net asset value per share ($32,784,200 ÷ 1,637,765 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$20.02
Offering price per share		$20.02
Redemption proceeds per share (92.50/100 of $20.02) [1]		$18.52
Class C Shares:
Net asset value per share ($65,796,099 ÷ 3,333,175 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$19.74
Offering price per share (100/99.00 of $19.74) [1]		$19.94
Redemption proceeds per share (97.00/100 of $19.74) [1]		$19.15

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2006

Investment Income:
Dividends (net of foreign taxes withheld of $391,490)		$4,415,676
Interest		146,180
TOTAL INCOME		4,561,856
Expenses:
Investment adviser fee (Note 5)	$2,966,257
Administrative personnel and services fee (Note 5)	236,040
Custodian fees	123,108
Transfer and dividend disbursing agent fees and expenses	886,755
Directors'/Trustees' fees	7,036
Auditing fees	23,942
Legal fees	8,522
Portfolio accounting fees	71,169
Distribution services fee--Class B Shares (Note 5)	258,387
Distribution services fee--Class C Shares (Note 5)	475,444
Shareholder services fee--Class A Shares (Note 5)	467,754
Shareholder services fee--Class B Shares (Note 5)	86,129
Shareholder services fee--Class C Shares (Note 5)	156,335
Share registration costs	2,310
Printing and postage	69,906
Insurance premiums	7,656
Taxes	29,048
Interest expense	12,265
Miscellaneous	8,621
TOTAL EXPENSES	5,896,684
Waiver of administrative personnel and services fee (Note 5)	(10,011)
Net expenses		5,886,673
Net investment income (loss)		(1,324,817)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		39,931,118
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		22,733,298
Net realized and unrealized gain on investments and foreign currency transactions		62,664,416
Change in net assets resulting from operations		$61,339,599

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,324,817)	$468,614
Net realized gain on investments and foreign currency transactions	39,931,118	50,330,634
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	22,733,298	(36,894,543)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	61,339,599	13,904,705
Share Transactions:
Proceeds from sale of shares	79,933,474	74,620,553
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Global Equity Fund	--	22,866,236
Cost of shares redeemed	(133,319,688)	(146,773,870)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(53,386,214)	(49,287,081)
Change in net assets	7,953,385	(35,382,376)
Net Assets:
Beginning of period	287,815,966	323,198,342
End of period (including accumulated net investment income (loss) of $(592,869) and $0, respectively)	$295,769,351	$287,815,966

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2006

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.

On July 23, 2005, the Fund received assets from Federated Global Equity Fund as the result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Federated Global Equity Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Global Equity Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	1,081,576	$18,343,531	$ 708,411	$181,690,813	$18,343,531	$200,034,344
Class B	188,833	2,900,470	130,669	33,995,874	2,900,470	36,896,344
Class C	107,078	1,622,235	213,825	58,754,555	1,622,235	60,376,790
TOTAL	1,377,487	$22,866,236	$1,052,905	$274,441,242	$22,866,236	$ 297,307,478

1 Unrealized appreciation is included in the Federated Global Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for investments in other open-end regulated investment companies, based on net asset value;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at year end, if any, are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,700,419	$55,796,655	2,875,074	$52,922,694
Shares issued in connection with tax-free transfer of assets from Federated Global Equity Fund	--	--	1,081,576	18,343,531
Shares redeemed	(4,609,146)	(94,437,429)	(6,161,152)	(106,395,346)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,908,727)	$(38,640,774)	(2,204,502)	$(35,129,121)

Year Ended November 30	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	262,086	$4,879,903	218,132	$3,938,195
Shares issued in connection with tax-free transfer of assets from Federated Global Equity Fund	--	--	188,833	2,900,470
Shares redeemed	(751,131)	(13,875,450)	(841,373)	(13,211,685)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(489,045)	$(8,995,547)	(434,408)	$(6,373,020)

Year Ended November 30	2005		2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,048,545	$19,256,916	1,091,827	$17,759,664
Shares issued in connection with tax-free transfer of assets from Federated Global Equity Fund	--	--	107,078	1,622,235
Shares redeemed	(1,372,585)	(25,006,809)	(1,754,925)	(27,166,839)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(324,040)	$(5,749,893)	(556,020)	$(7,784,940)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,721,812)	$(53,386,214)	(3,194,930)	$(49,287,081)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and net operating loss.

For the year ended November 30, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Loss
$(1,317,949)	$731,948	$586,001

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$50,600,813
Capital loss carryforward	$(137,864,123)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At November 30, 2006, the cost of investments for federal tax purposes was $245,595,168. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $50,569,794. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $52,312,015 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,742,221.

At November 30, 2006, the Fund had a capital loss carryforward of $137,864,123 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$46,493,369
2010	$84,265,416
2011	$ 7,105,338

As a result of the tax-free transfer of assets from IAI International Fund and Federated Global Equity Fund, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $39,938,750 to offset taxable capital gains realized during the year ended November 30, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2006, FSC did not retain any fees paid by the Fund.

Sales Charges

For the year ended November 30, 2006, FSC retained $16,031 in sales charges from the sale of Class A Shares. FSC also retained $669 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the year ended November 30, 2006, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $2,449, $422 and $786, respectively.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended November 30, 2006, FSSC received $24,057 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 29, 2005, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder services fee agreements. This reimbursement amounted to $99,345 for the year ended November 30, 2005.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2006, were as follows:

Purchases	$231,799,723
Sales	$285,088,785

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2006, there were no outstanding loans. During the year ended November 30, 2006, the maximum outstanding borrowing was $9,849,000. The Fund had an average outstanding daily balance of $1,721,556 with a high and low interest rate of 5.00% and 4.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $12,265 for the year ended November 30, 2006.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED INTERNATIONAL SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL EQUITY FUND:

We have audited the accompanying statement of assets and liabilities of Federated International Equity Fund (the "Fund"), one of the portfolios constituting Federated International Series, Inc., including the portfolio of investments, as of November 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Equity Fund, a portfolio of Federated International Series, Inc., at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2007

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Corporation comprised two portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: March 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1984	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: January 2000	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 2000	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: March 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA DIRECTOR Began serving: March 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College. Other Directorships Held: Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: March 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: March 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: January 2003	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Began serving: May 2005	Principal Occupations : Ihab Salib is Vice President of the Corporation. Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL EQUITY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated International Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

G00267-01 (1/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $50,000

                  Fiscal year ended 2005 - $48,766

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $161

            Fiscal year ended 2005 -Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $111,502
      respectively.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2006 - $179,042

            Fiscal year ended 2005 - $199,898

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INTERNATIONAL SERIES, INC.

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE

            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007

BY          /S/ RICHARD A. NOVAK
            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007